Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data (Unaudited)
Total revenue	$ 3,294,876	$ 3,291,877	$ 3,317,621	$ 3,247,226	$ 3,256,824	$ 3,250,805	$ 3,331,827	$ 3,220,590	$ 13,151,600	$ 13,060,046	$ 12,635,737
Operating income (loss)	539,061	(222,334)	502,238	573,970	622,091	632,210	710,709	985,390	1,392,935	2,950,400	1,943,553
Net income (loss)	$ 225,585	$ (240,719)	$ 221,910	$ 277,490	$ 330,516	$ 297,001	$ 349,292	$ 548,874